Organization and Business Description (Details)			6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 JPY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 JPY (¥)	Jul. 01, 2023	Jan. 04, 2023	Oct. 26, 2022	Jul. 27, 2022	Jul. 20, 2022
Organization and Business Description [Line Items]
Total cash	$ (37,595)	¥ 5,000,000	$ 2,842,173	¥ 392,673,800
Stock keeping units, description			The Company offers approximately 39,500 stock keeping units (“SKUs”) of beauty products, including cosmetics, skin care, fragrance, and body care, among others; 15,000 SKUs of health products, including over-the-counter (“OTC”) drugs, nutritional supplements, and medical supplies and devices; 41,600 SKUs of sundry products, including home goods, 150 SKUs of electronic products, including entertainment gaming products, such as Nintendo Switch and Xbox Series, 590 SKUs of luxury products, including branded watches, perfume, handbags, clothes, and jewelry, and 44,800 SKUs of other products, including food, alcoholic beverages The Company also provides advertising services by key opinion leaders (“KOLs”).	The Company offers approximately 39,500 stock keeping units (“SKUs”) of beauty products, including cosmetics, skin care, fragrance, and body care, among others; 15,000 SKUs of health products, including over-the-counter (“OTC”) drugs, nutritional supplements, and medical supplies and devices; 41,600 SKUs of sundry products, including home goods, 150 SKUs of electronic products, including entertainment gaming products, such as Nintendo Switch and Xbox Series, 590 SKUs of luxury products, including branded watches, perfume, handbags, clothes, and jewelry, and 44,800 SKUs of other products, including food, alcoholic beverages The Company also provides advertising services by key opinion leaders (“KOLs”).
Tokyo Lifestyle Limited [Member]
Organization and Business Description [Line Items]
Equity interests percentage					100.00%		60.00%	100.00%	100.00%
Reiwatakiya [Member]
Organization and Business Description [Line Items]
Equity interests percentage						40.00%	40.00%
Kaika International [Member]
Organization and Business Description [Line Items]
Equity interests percentage	100.00%	100.00%
Seas Global Limited [Member]
Organization and Business Description [Line Items]
Equity interests percentage							60.00%		100.00%
Shenzhen Qingzhiliangpin Network Technology Co., Ltd. [Member]
Organization and Business Description [Line Items]
Equity interests percentage			100.00%	100.00%
Maximum [Member] | Reiwatakiya [Member]
Organization and Business Description [Line Items]
Equity interests percentage							60.00%
Minimum [Member] | Tokyo Lifestyle Limited [Member]
Organization and Business Description [Line Items]
Equity interests percentage						40.00%